Post-employment benefits - Defined Benefit Obligation Sensitivity (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in assumption	0.50%
Change in assumption	0.50%
Impact on defined benefit obligation %, Increase in assumption	(8.50%)	(9.10%)
Impact on defined benefit obligation %, Decrease in assumption	9.70%	10.40%
Rate of compensation increase
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in assumption	0.50%
Change in assumption	0.50%
Impact on defined benefit obligation %, Increase in assumption	0.50%	2.30%
Impact on defined benefit obligation %, Decrease in assumption	(0.40%)	(2.10%)
Rate of price inflation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in assumption	0.50%
Change in assumption	0.50%
Impact on defined benefit obligation %, Increase in assumption	6.70%	7.30%
Impact on defined benefit obligation %, Decrease in assumption	(5.90%)	(7.90%)
Mortality rates
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in assumption, period	1 year
Change in assumption, period	1 year
Impact on defined benefit obligation %, Increase in assumption	3.50%	3.40%
Impact on defined benefit obligation %, Decrease in assumption	(3.40%)	(3.50%)